Interest Receivable (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest Income, Operating	£ 204,070	£ 249,084	£ 142,245
Financial Assets At Amortised Cost [Member]
Interest Income, Operating	£ 204,070	£ 249,084	£ 142,245